CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		213 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
EXPENSES
Exploration (Note 7)	$ 1,168,327	$ 1,228,341	$ 4,676,753	$ 7,246,412	$ 97,666,430
General and administration	1,047,875	924,419	5,012,222	4,062,786	58,359,471
Consultancy and advisory fees	320,567	0	1,631,668	0	1,631,668
Depreciation	24,831	37,010	80,371	117,337	1,507,438
Foreign exchange loss (gain)	662,337	(354,197)	(348,072)	(249,309)	(266,347)
Impairment of mineral property interests	0	0	437,732	0	1,455,483
Gain on sale of mineral property interests	0	0	0	(104,914)	(1,679,437)
Loss from operations	(3,223,937)	(1,835,573)	(11,490,674)	(11,072,312)	(158,674,706)
Gain on sale of investments	0	0	0	0	3,326,275
Interest income	140,418	29,328	304,932	168,156	5,808,200
Interest expense (Note 5)	(65,313)	(58,705)	(194,122)	(166,225)	(648,440)
Loss on equity investee (Note 5)	(23,049)	(238,988)	(116,295)	(731,101)	(5,047,080)
Fair value adjustment of asset backed commercial paper	0	0	147,564	0	(2,184,967)
Loss from operations before income taxes	(3,171,881)	(2,103,938)	(11,348,595)	(11,801,482)	(157,420,718)
Current income tax expense	0	0	0	0	(152,190)
Deferred income tax recovery	241,279	204,780	1,050,532	1,582,787	6,248,058
Net loss	(2,930,602)	(1,899,158)	(10,298,063)	(10,218,695)	(151,324,850)
Comprehensive loss:
Net loss	(2,930,602)	(1,899,158)	(10,298,063)	(10,218,695)	(151,324,850)
Foreign currency translation adjustment (Note 13)	1,099,467	1,921,720	(1,223,746)	1,959,915	2,029,273
Comprehensive loss	$ (1,831,135)	$ 22,562	$ (11,521,809)	$ (8,258,780)	$ (149,295,577)
Basic and diluted net loss per share	$ (0.02)	$ (0.01)	$ (0.07)	$ (0.08)
Weighted average number of common shares outstanding	146,734,385	128,877,243	142,875,149	128,574,756